Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Index 500 Portfolio

September 30, 2019

VIPIDX-QTLY-1119
1.808790.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 10.3%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	2,519,244	$95,328,193
CenturyLink, Inc. (a)	340,342	4,247,468
Verizon Communications, Inc.	1,426,040	86,075,774
		185,651,435
Entertainment - 1.8%
Activision Blizzard, Inc.	264,419	13,993,053
Electronic Arts, Inc. (b)	101,594	9,937,925
Netflix, Inc. (b)	150,960	40,399,915
Take-Two Interactive Software, Inc. (b)	38,994	4,887,508
The Walt Disney Co.	621,102	80,942,013
Viacom, Inc. Class B (non-vtg.)	122,580	2,945,597
		153,106,011
Interactive Media & Services - 4.8%
Alphabet, Inc.:
Class A (b)	103,287	126,127,887
Class C (b)	104,188	127,005,172
Facebook, Inc. Class A (b)	829,496	147,716,648
TripAdvisor, Inc. (a)(b)	35,878	1,387,761
Twitter, Inc. (b)	266,501	10,979,841
		413,217,309
Media - 1.4%
CBS Corp. Class B	112,272	4,532,421
Charter Communications, Inc. Class A (a)(b)	55,744	22,973,217
Comcast Corp. Class A	1,563,785	70,495,428
Discovery Communications, Inc.:
Class A (a)(b)	54,714	1,457,034
Class C (non-vtg.) (b)	120,387	2,963,928
DISH Network Corp. Class A (b)	83,270	2,837,009
Fox Corp.:
Class A	122,826	3,873,318
Class B	54,749	1,726,783
Interpublic Group of Companies, Inc.	134,156	2,892,403
News Corp.:
Class A	133,634	1,860,185
Class B	42,900	613,256
Omnicom Group, Inc. (a)	74,938	5,867,645
		122,092,627
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (b)	108,902	8,578,211

TOTAL COMMUNICATION SERVICES		882,645,593

CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.1%
Aptiv PLC	88,176	7,708,346
BorgWarner, Inc.	71,843	2,635,201
		10,343,547
Automobiles - 0.4%
Ford Motor Co.	1,351,275	12,377,679
General Motors Co.	433,279	16,239,297
Harley-Davidson, Inc. (a)	53,694	1,931,373
		30,548,349
Distributors - 0.1%
Genuine Parts Co.	50,629	5,042,142
LKQ Corp. (b)	105,453	3,316,497
		8,358,639
Diversified Consumer Services - 0.0%
H&R Block, Inc.	68,355	1,614,545
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	137,739	6,020,572
Chipotle Mexican Grill, Inc. (b)	8,777	7,376,805
Darden Restaurants, Inc.	42,202	4,989,120
Hilton Worldwide Holdings, Inc.	98,850	9,203,924
Marriott International, Inc. Class A	94,287	11,726,474
McDonald's Corp.	261,922	56,237,273
MGM Mirage, Inc.	178,965	4,960,910
Norwegian Cruise Line Holdings Ltd. (b)	74,660	3,865,148
Royal Caribbean Cruises Ltd.	59,128	6,405,336
Starbucks Corp.	412,871	36,506,054
Wynn Resorts Ltd.	33,586	3,651,470
Yum! Brands, Inc.	105,012	11,911,511
		162,854,597
Household Durables - 0.4%
D.R. Horton, Inc.	115,726	6,099,917
Garmin Ltd.	50,027	4,236,787
Leggett & Platt, Inc. (a)	45,500	1,862,770
Lennar Corp. Class A	97,977	5,472,015
Mohawk Industries, Inc. (b)	20,739	2,573,088
Newell Brands, Inc.	131,994	2,470,928
NVR, Inc. (b)	1,190	4,423,647
PulteGroup, Inc.	88,420	3,231,751
Whirlpool Corp. (a)	21,955	3,476,794
		33,847,697
Internet & Direct Marketing Retail - 3.4%
Amazon.com, Inc. (b)	143,271	248,705,562
eBay, Inc.	271,892	10,598,350
Expedia, Inc.	48,125	6,468,481
The Booking Holdings, Inc. (b)	14,660	28,771,863
		294,544,256
Leisure Products - 0.1%
Hasbro, Inc.	40,269	4,779,528
Multiline Retail - 0.6%
Dollar General Corp.	88,687	14,095,912
Dollar Tree, Inc. (b)	81,387	9,291,140
Kohl's Corp.	55,163	2,739,395
Macy's, Inc.	107,061	1,663,728
Nordstrom, Inc. (a)	36,452	1,227,339
Target Corp.	176,193	18,836,794
		47,854,308
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	24,551	4,060,735
AutoZone, Inc. (b)	8,461	9,176,970
Best Buy Co., Inc.	79,791	5,504,781
CarMax, Inc. (a)(b)	57,030	5,018,640
Gap, Inc. (a)	73,367	1,273,651
L Brands, Inc.	79,502	1,557,444
Lowe's Companies, Inc.	266,134	29,264,095
O'Reilly Automotive, Inc. (b)	26,395	10,518,671
Ross Stores, Inc.	125,817	13,820,997
The Home Depot, Inc.	377,650	87,622,353
Tiffany & Co., Inc. (a)	37,453	3,469,271
TJX Companies, Inc.	417,037	23,245,642
Tractor Supply Co.	41,283	3,733,635
Ulta Beauty, Inc. (b)	20,213	5,066,388
		203,333,273
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (b)	52,319	1,734,898
Hanesbrands, Inc. (a)	125,293	1,919,489
NIKE, Inc. Class B	431,796	40,554,280
PVH Corp.	25,383	2,239,542
Ralph Lauren Corp.	17,551	1,675,594
Tapestry, Inc.	98,581	2,568,035
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	65,170	1,299,490
Class C (non-vtg.) (a)(b)	67,336	1,220,802
VF Corp.	112,691	10,028,372
		63,240,502

TOTAL CONSUMER DISCRETIONARY		861,319,241

CONSUMER STAPLES - 7.6%
Beverages - 1.9%
Brown-Forman Corp. Class B (non-vtg.) (a)	63,066	3,959,283
Constellation Brands, Inc. Class A (sub. vtg.)	57,648	11,949,277
Molson Coors Brewing Co. Class B	65,090	3,742,675
Monster Beverage Corp. (b)	133,068	7,725,928
PepsiCo, Inc.	482,140	66,101,394
The Coca-Cola Co.	1,327,011	72,242,479
		165,721,036
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	151,657	43,693,898
Kroger Co.	275,346	7,098,420
Sysco Corp.	176,987	14,052,768
Walgreens Boots Alliance, Inc.	261,501	14,463,620
Walmart, Inc.	490,426	58,203,758
		137,512,464
Food Products - 1.2%
Archer Daniels Midland Co.	191,591	7,868,642
Campbell Soup Co. (a)	58,468	2,743,319
Conagra Brands, Inc.	168,428	5,167,371
General Mills, Inc.	208,127	11,471,960
Hormel Foods Corp. (a)	96,299	4,211,155
Kellogg Co.	85,431	5,497,485
Lamb Weston Holdings, Inc.	50,025	3,637,818
McCormick & Co., Inc. (non-vtg.)	42,335	6,616,961
Mondelez International, Inc.	497,466	27,519,819
The Hershey Co.	51,296	7,950,367
The J.M. Smucker Co.	39,427	4,337,759
The Kraft Heinz Co.	213,866	5,974,347
Tyson Foods, Inc. Class A	101,614	8,753,030
		101,750,033
Household Products - 1.9%
Church & Dwight Co., Inc.	84,946	6,391,337
Clorox Co.	43,508	6,607,560
Colgate-Palmolive Co.	295,843	21,747,419
Kimberly-Clark Corp.	118,685	16,859,204
Procter & Gamble Co.	862,987	107,338,323
		158,943,843
Personal Products - 0.2%
Coty, Inc. Class A (a)	99,382	1,044,505
Estee Lauder Companies, Inc. Class A	76,296	15,179,089
		16,223,594
Tobacco - 0.8%
Altria Group, Inc.	644,108	26,344,017
Philip Morris International, Inc.	536,451	40,732,724
		67,076,741

TOTAL CONSUMER STAPLES		647,227,711

ENERGY - 4.5%
Energy Equipment & Services - 0.4%
Baker Hughes, A GE Co. Class A	223,824	5,192,717
Halliburton Co.	300,765	5,669,420
Helmerich & Payne, Inc. (a)	38,305	1,534,881
National Oilwell Varco, Inc.	133,768	2,835,882
Schlumberger Ltd.	476,537	16,283,269
TechnipFMC PLC	143,908	3,473,939
		34,990,108
Oil, Gas & Consumable Fuels - 4.1%
Apache Corp. (a)	130,302	3,335,731
Cabot Oil & Gas Corp.	143,991	2,529,922
Chevron Corp.	654,576	77,632,714
Cimarex Energy Co.	35,159	1,685,522
Concho Resources, Inc.	69,530	4,721,087
ConocoPhillips Co.	382,707	21,806,645
Devon Energy Corp.	140,150	3,372,009
Diamondback Energy, Inc.	55,972	5,032,443
EOG Resources, Inc.	200,026	14,845,930
Exxon Mobil Corp.	1,458,856	103,009,822
Hess Corp.	88,923	5,378,063
HollyFrontier Corp.	52,497	2,815,939
Kinder Morgan, Inc.	671,229	13,834,030
Marathon Oil Corp.	278,805	3,420,937
Marathon Petroleum Corp.	226,902	13,784,297
Noble Energy, Inc.	165,765	3,723,082
Occidental Petroleum Corp.	308,329	13,711,391
ONEOK, Inc.	142,368	10,491,098
Phillips 66 Co.	154,637	15,834,829
Pioneer Natural Resources Co.	57,581	7,241,962
The Williams Companies, Inc.	417,698	10,049,814
Valero Energy Corp.	142,746	12,167,669
		350,424,936

TOTAL ENERGY		385,415,044

FINANCIALS - 12.9%
Banks - 5.4%
Bank of America Corp.	2,888,612	84,260,812
BB&T Corp.	264,285	14,104,890
Citigroup, Inc.	778,824	53,801,162
Citizens Financial Group, Inc.	153,675	5,435,485
Comerica, Inc.	51,105	3,372,419
Fifth Third Bancorp	251,841	6,895,407
First Republic Bank	57,788	5,588,100
Huntington Bancshares, Inc.	359,290	5,127,068
JPMorgan Chase & Co.	1,102,578	129,762,405
KeyCorp	346,747	6,185,966
M&T Bank Corp.	46,039	7,272,781
Peoples United Financial, Inc.	136,699	2,137,289
PNC Financial Services Group, Inc.	153,568	21,524,091
Regions Financial Corp.	343,195	5,429,345
SunTrust Banks, Inc.	153,108	10,533,830
SVB Financial Group (b)	17,645	3,686,923
U.S. Bancorp	494,737	27,378,746
Wells Fargo & Co.	1,382,544	69,735,519
Zions Bancorp NA	61,458	2,736,110
		464,968,348
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	17,146	1,429,119
Ameriprise Financial, Inc.	45,063	6,628,767
Bank of New York Mellon Corp.	295,723	13,369,637
BlackRock, Inc. Class A	40,500	18,048,420
Cboe Global Markets, Inc.	38,298	4,400,823
Charles Schwab Corp.	401,109	16,778,389
CME Group, Inc.	123,496	26,099,645
E*TRADE Financial Corp.	83,245	3,636,974
Franklin Resources, Inc.	97,918	2,825,913
Goldman Sachs Group, Inc.	111,540	23,114,434
Intercontinental Exchange, Inc.	193,342	17,839,666
Invesco Ltd.	133,813	2,266,792
MarketAxess Holdings, Inc.	13,067	4,279,443
Moody's Corp.	56,091	11,489,120
Morgan Stanley	432,818	18,468,344
MSCI, Inc.	29,135	6,344,146
Northern Trust Corp.	74,342	6,937,595
Raymond James Financial, Inc.	42,893	3,536,957
S&P Global, Inc.	84,932	20,806,641
State Street Corp.	128,344	7,596,681
T. Rowe Price Group, Inc.	81,060	9,261,105
The NASDAQ OMX Group, Inc.	39,719	3,946,083
		229,104,694
Consumer Finance - 0.7%
American Express Co.	234,682	27,758,187
Capital One Financial Corp.	162,113	14,749,041
Discover Financial Services	109,710	8,896,384
Synchrony Financial	210,088	7,161,900
		58,565,512
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (b)	676,171	140,657,091
Insurance - 2.4%
AFLAC, Inc.	255,272	13,355,831
Allstate Corp.	113,494	12,334,528
American International Group, Inc.	299,824	16,700,197
Aon PLC	81,325	15,742,080
Arthur J. Gallagher & Co.	64,152	5,746,095
Assurant, Inc.	20,913	2,631,274
Chubb Ltd.	157,162	25,372,233
Cincinnati Financial Corp.	52,585	6,135,092
Everest Re Group Ltd.	14,119	3,756,925
Globe Life, Inc.	34,532	3,306,784
Hartford Financial Services Group, Inc.	124,477	7,544,551
Lincoln National Corp.	69,318	4,181,262
Loews Corp.	90,112	4,638,966
Marsh & McLennan Companies, Inc.	174,580	17,466,729
MetLife, Inc.	274,164	12,929,574
Principal Financial Group, Inc.	89,792	5,130,715
Progressive Corp.	201,560	15,570,510
Prudential Financial, Inc.	138,395	12,448,630
The Travelers Companies, Inc.	89,760	13,346,414
Unum Group	71,756	2,132,588
Willis Group Holdings PLC	44,483	8,583,885
		209,054,863

TOTAL FINANCIALS		1,102,350,508

HEALTH CARE - 13.7%
Biotechnology - 2.1%
AbbVie, Inc.	509,756	38,598,724
Alexion Pharmaceuticals, Inc. (b)	77,265	7,567,334
Amgen, Inc.	206,776	40,013,224
Biogen, Inc. (b)	63,595	14,806,188
Celgene Corp. (b)	244,397	24,268,622
Gilead Sciences, Inc.	436,630	27,673,609
Incyte Corp. (b)	61,693	4,579,471
Regeneron Pharmaceuticals, Inc. (b)	27,532	7,637,377
Vertex Pharmaceuticals, Inc. (b)	88,625	15,014,848
		180,159,397
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	609,362	50,985,319
Abiomed, Inc. (b)	15,641	2,782,377
Align Technology, Inc. (b)	24,963	4,516,306
Baxter International, Inc.	176,035	15,397,781
Becton, Dickinson & Co.	93,060	23,540,458
Boston Scientific Corp. (b)	480,216	19,539,989
Danaher Corp.	220,139	31,794,676
Dentsply Sirona, Inc.	77,720	4,143,253
Edwards Lifesciences Corp. (b)	71,702	15,767,987
Hologic, Inc. (b)	91,909	4,640,485
IDEXX Laboratories, Inc. (b)	29,660	8,065,444
Intuitive Surgical, Inc. (b)	39,730	21,451,419
Medtronic PLC	462,621	50,249,893
ResMed, Inc.	49,703	6,715,372
Stryker Corp.	110,629	23,929,053
Teleflex, Inc.	15,998	5,435,321
The Cooper Companies, Inc.	17,154	5,094,738
Varian Medical Systems, Inc. (b)	31,524	3,754,193
Zimmer Biomet Holdings, Inc.	70,769	9,714,461
		307,518,525
Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	52,715	4,340,026
Anthem, Inc.	88,183	21,172,738
Cardinal Health, Inc.	103,314	4,875,388
Centene Corp. (b)	142,273	6,154,730
Cigna Corp.	130,158	19,756,683
CVS Health Corp.	448,307	28,274,722
DaVita HealthCare Partners, Inc. (b)	33,561	1,915,326
HCA Holdings, Inc.	91,628	11,033,844
Henry Schein, Inc. (a)(b)	50,853	3,229,166
Humana, Inc.	46,557	11,903,228
Laboratory Corp. of America Holdings (b)	33,554	5,637,072
McKesson Corp.	63,719	8,707,839
Quest Diagnostics, Inc.	46,577	4,985,136
UnitedHealth Group, Inc.	326,732	71,005,398
Universal Health Services, Inc. Class B	28,140	4,185,825
Wellcare Health Plans, Inc. (b)	17,439	4,519,666
		211,696,787
Health Care Technology - 0.1%
Cerner Corp.	109,626	7,473,204
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	106,676	8,174,582
Illumina, Inc. (b)	50,680	15,417,870
IQVIA Holdings, Inc. (b)	62,820	9,384,052
Mettler-Toledo International, Inc. (b)	8,448	5,950,771
PerkinElmer, Inc.	38,446	3,274,446
Thermo Fisher Scientific, Inc.	138,092	40,222,057
Waters Corp. (b)	22,928	5,118,217
		87,541,995
Pharmaceuticals - 4.4%
Allergan PLC	113,089	19,031,748
Bristol-Myers Squibb Co.	563,963	28,598,564
Corteva, Inc.	257,783	7,217,924
Eli Lilly & Co.	292,926	32,757,915
Johnson & Johnson	909,991	117,734,636
Merck & Co., Inc.	882,813	74,315,198
Mylan NV (b)	178,670	3,534,093
Nektar Therapeutics (a)(b)	60,418	1,100,514
Perrigo Co. PLC	47,209	2,638,511
Pfizer, Inc.	1,907,018	68,519,157
Zoetis, Inc. Class A	164,653	20,514,117
		375,962,377

TOTAL HEALTH CARE		1,170,352,285

INDUSTRIALS - 9.3%
Aerospace & Defense - 2.7%
Arconic, Inc.	134,241	3,490,266
General Dynamics Corp.	80,648	14,736,809
Harris Corp.	76,995	16,064,237
Huntington Ingalls Industries, Inc.	14,168	3,000,641
Lockheed Martin Corp.	85,687	33,423,071
Northrop Grumman Corp.	54,253	20,333,482
Raytheon Co.	96,014	18,836,987
Textron, Inc.	79,724	3,903,287
The Boeing Co.	184,320	70,128,230
TransDigm Group, Inc.	17,102	8,904,498
United Technologies Corp.	279,674	38,181,094
		231,002,602
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc. (a)	46,759	3,964,228
Expeditors International of Washington, Inc.	58,953	4,379,618
FedEx Corp.	82,702	12,038,930
United Parcel Service, Inc. Class B	240,771	28,849,181
		49,231,957
Airlines - 0.4%
Alaska Air Group, Inc.	42,809	2,778,732
American Airlines Group, Inc.	137,228	3,701,039
Delta Air Lines, Inc.	199,442	11,487,859
Southwest Airlines Co.	166,625	8,999,416
United Continental Holdings, Inc. (b)	76,071	6,725,437
		33,692,483
Building Products - 0.3%
A.O. Smith Corp.	47,889	2,284,784
Allegion PLC	32,072	3,324,263
Fortune Brands Home & Security, Inc.	48,486	2,652,184
Johnson Controls International PLC	274,336	12,040,607
Masco Corp.	100,227	4,177,461
		24,479,299
Commercial Services & Supplies - 0.4%
Cintas Corp.	28,569	7,659,349
Copart, Inc. (b)	69,273	5,564,700
Republic Services, Inc.	72,729	6,294,695
Rollins, Inc.	48,878	1,665,273
Waste Management, Inc.	134,751	15,496,365
		36,680,382
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	46,422	4,247,613
Quanta Services, Inc.	49,248	1,861,574
		6,109,187
Electrical Equipment - 0.5%
AMETEK, Inc.	78,974	7,251,393
Eaton Corp. PLC	144,736	12,034,798
Emerson Electric Co.	211,959	14,171,579
Fortive Corp.	101,603	6,965,902
Rockwell Automation, Inc.	40,307	6,642,594
		47,066,266
Industrial Conglomerates - 1.3%
3M Co.	198,315	32,602,986
General Electric Co.	3,008,899	26,899,557
Honeywell International, Inc.	248,111	41,980,381
Roper Technologies, Inc.	35,870	12,791,242
		114,274,166
Machinery - 1.5%
Caterpillar, Inc.	193,940	24,496,561
Cummins, Inc.	54,388	8,847,296
Deere & Co.	108,546	18,309,539
Dover Corp.	50,374	5,015,235
Flowserve Corp.	45,455	2,123,203
IDEX Corp.	26,278	4,306,439
Illinois Tool Works, Inc.	101,481	15,880,762
Ingersoll-Rand PLC	83,321	10,265,980
PACCAR, Inc.	119,343	8,355,203
Parker Hannifin Corp.	44,238	7,989,825
Pentair PLC	58,351	2,205,668
Snap-On, Inc.	18,878	2,955,162
Stanley Black & Decker, Inc.	52,248	7,545,134
Wabtec Corp. (a)	63,104	4,534,653
Xylem, Inc.	62,368	4,965,740
		127,796,400
Professional Services - 0.3%
Equifax, Inc.	41,531	5,842,166
IHS Markit Ltd. (b)	138,178	9,241,345
Nielsen Holdings PLC	123,221	2,618,446
Robert Half International, Inc.	40,145	2,234,471
Verisk Analytics, Inc.	56,408	8,920,361
		28,856,789
Road & Rail - 1.0%
CSX Corp.	275,199	19,063,035
J.B. Hunt Transport Services, Inc.	29,630	3,278,560
Kansas City Southern	34,488	4,587,249
Norfolk Southern Corp.	90,813	16,315,464
Union Pacific Corp.	242,920	39,348,182
		82,592,490
Trading Companies & Distributors - 0.2%
Fastenal Co.	197,139	6,440,531
United Rentals, Inc. (b)	26,745	3,333,497
W.W. Grainger, Inc.	15,206	4,518,463
		14,292,491

TOTAL INDUSTRIALS		796,074,512

INFORMATION TECHNOLOGY - 21.8%
Communications Equipment - 1.1%
Arista Networks, Inc. (b)	18,875	4,509,615
Cisco Systems, Inc.	1,463,656	72,319,243
F5 Networks, Inc. (b)	20,691	2,905,430
Juniper Networks, Inc.	119,350	2,953,913
Motorola Solutions, Inc.	57,085	9,727,855
		92,416,056
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	102,428	9,884,302
CDW Corp.	49,780	6,134,887
Corning, Inc.	270,176	7,705,420
FLIR Systems, Inc.	46,940	2,468,575
IPG Photonics Corp. (b)	12,342	1,673,575
Keysight Technologies, Inc. (b)	64,674	6,289,547
TE Connectivity Ltd.	115,656	10,776,826
		44,933,132
IT Services - 5.5%
Accenture PLC Class A	219,707	42,260,641
Akamai Technologies, Inc. (b)	56,863	5,196,141
Alliance Data Systems Corp.	14,206	1,820,215
Automatic Data Processing, Inc.	149,629	24,153,113
Broadridge Financial Solutions, Inc.	39,470	4,911,252
Cognizant Technology Solutions Corp. Class A	190,389	11,473,793
DXC Technology Co.	90,849	2,680,046
Fidelity National Information Services, Inc.	211,519	28,081,262
Fiserv, Inc. (b)	196,806	20,387,134
FleetCor Technologies, Inc. (b)	29,827	8,553,787
Gartner, Inc. (b)	31,227	4,465,149
Global Payments, Inc.	103,427	16,444,893
IBM Corp.	305,408	44,412,431
Jack Henry & Associates, Inc.	26,419	3,856,381
Leidos Holdings, Inc.	46,849	4,023,392
MasterCard, Inc. Class A	307,824	83,595,764
Paychex, Inc.	110,274	9,127,379
PayPal Holdings, Inc. (b)	405,710	42,027,499
The Western Union Co. (a)	147,013	3,406,291
VeriSign, Inc. (b)	35,840	6,760,499
Visa, Inc. Class A	595,490	102,430,235
		470,067,297
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (b)	374,269	10,850,058
Analog Devices, Inc.	127,408	14,235,296
Applied Materials, Inc.	318,537	15,894,996
Broadcom, Inc.	137,260	37,893,368
Intel Corp.	1,527,541	78,714,188
KLA-Tencor Corp.	54,892	8,752,529
Lam Research Corp.	49,840	11,518,522
Maxim Integrated Products, Inc.	93,552	5,417,596
Microchip Technology, Inc. (a)	81,978	7,616,576
Micron Technology, Inc. (b)	380,570	16,307,425
NVIDIA Corp.	209,978	36,550,870
Qorvo, Inc. (b)	40,648	3,013,643
Qualcomm, Inc.	419,163	31,973,754
Skyworks Solutions, Inc.	59,236	4,694,453
Texas Instruments, Inc.	321,983	41,613,083
Xilinx, Inc.	87,003	8,343,588
		333,389,945
Software - 6.6%
Adobe, Inc. (b)	167,353	46,231,266
ANSYS, Inc. (b)	29,091	6,439,584
Autodesk, Inc. (b)	75,666	11,175,868
Cadence Design Systems, Inc. (b)	96,556	6,380,420
Citrix Systems, Inc.	42,634	4,115,034
Fortinet, Inc. (b)	49,196	3,776,285
Intuit, Inc.	89,657	23,843,383
Microsoft Corp.	2,632,677	366,021,089
Oracle Corp.	759,063	41,771,237
Salesforce.com, Inc. (b)	302,357	44,881,873
Symantec Corp.	197,083	4,657,071
Synopsys, Inc. (b)	51,707	7,096,786
		566,389,896
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	1,464,766	328,063,641
Hewlett Packard Enterprise Co.	449,187	6,814,167
HP, Inc.	511,231	9,672,491
NetApp, Inc.	81,582	4,283,871
Seagate Technology LLC	82,099	4,416,105
Western Digital Corp.	101,772	6,069,682
Xerox Holdings Corp.	64,774	1,937,390
		361,257,347

TOTAL INFORMATION TECHNOLOGY		1,868,453,673

MATERIALS - 2.6%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	76,011	16,863,800
Albemarle Corp. U.S. (a)	36,727	2,553,261
Celanese Corp. Class A	42,508	5,198,303
CF Industries Holdings, Inc.	75,643	3,721,636
Dow, Inc.	256,161	12,206,072
DowDuPont, Inc.	256,977	18,325,030
Eastman Chemical Co.	47,340	3,495,112
Ecolab, Inc.	86,361	17,102,932
FMC Corp.	45,085	3,953,053
International Flavors & Fragrances, Inc. (a)	36,610	4,491,681
Linde PLC	186,416	36,112,508
LyondellBasell Industries NV Class A	88,950	7,958,357
PPG Industries, Inc.	81,497	9,658,209
Sherwin-Williams Co.	28,313	15,568,469
The Mosaic Co.	123,024	2,521,992
		159,730,415
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	21,470	5,884,927
Vulcan Materials Co.	45,502	6,881,722
		12,766,649
Containers & Packaging - 0.4%
Amcor PLC	562,593	5,485,282
Avery Dennison Corp.	28,815	3,272,520
Ball Corp.	114,518	8,338,056
International Paper Co.	135,171	5,652,851
Packaging Corp. of America	32,754	3,475,199
Sealed Air Corp.	52,751	2,189,694
WestRock Co.	89,096	3,247,549
		31,661,151
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	497,824	4,764,176
Newmont Goldcorp Corp.	282,831	10,724,952
Nucor Corp.	104,700	5,330,277
		20,819,405

TOTAL MATERIALS		224,977,620

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Alexandria Real Estate Equities, Inc.	39,129	6,027,431
American Tower Corp.	152,668	33,759,475
Apartment Investment & Management Co. Class A	51,587	2,689,746
AvalonBay Communities, Inc.	48,164	10,371,154
Boston Properties, Inc.	49,455	6,412,335
Crown Castle International Corp.	143,364	19,929,030
Digital Realty Trust, Inc.	71,826	9,323,733
Duke Realty Corp.	124,585	4,232,152
Equinix, Inc.	29,249	16,870,823
Equity Residential (SBI)	120,197	10,368,193
Essex Property Trust, Inc.	22,625	7,390,456
Extra Space Storage, Inc.	44,176	5,160,640
Federal Realty Investment Trust (SBI)	24,186	3,292,682
HCP, Inc.	168,818	6,014,985
Host Hotels & Resorts, Inc.	250,311	4,327,877
Iron Mountain, Inc. (a)	99,439	3,220,829
Kimco Realty Corp.	146,288	3,054,493
Mid-America Apartment Communities, Inc.	39,126	5,086,771
Prologis, Inc.	217,618	18,545,406
Public Storage	51,816	12,708,910
Realty Income Corp.	109,622	8,405,815
Regency Centers Corp.	57,923	4,025,069
SBA Communications Corp. Class A	39,005	9,406,056
Simon Property Group, Inc.	106,162	16,524,115
SL Green Realty Corp.	28,616	2,339,358
The Macerich Co. (a)	38,353	1,211,571
UDR, Inc.	101,485	4,919,993
Ventas, Inc.	128,446	9,380,411
Vornado Realty Trust	54,254	3,454,352
Welltower, Inc.	139,782	12,671,238
Weyerhaeuser Co.	256,516	7,105,493
		268,230,592
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	115,625	6,129,281

TOTAL REAL ESTATE		274,359,873

UTILITIES - 3.6%
Electric Utilities - 2.2%
Alliant Energy Corp.	81,906	4,417,191
American Electric Power Co., Inc.	170,331	15,958,311
Duke Energy Corp.	251,246	24,084,442
Edison International	123,425	9,308,714
Entergy Corp.	68,495	8,038,573
Evergy, Inc.	80,881	5,383,439
Eversource Energy	111,556	9,534,691
Exelon Corp.	334,939	16,180,903
FirstEnergy Corp.	186,091	8,975,169
NextEra Energy, Inc.	168,575	39,276,289
Pinnacle West Capital Corp.	38,917	3,777,673
PPL Corp.	248,772	7,833,830
Southern Co.	360,437	22,264,193
Xcel Energy, Inc.	180,953	11,742,040
		186,775,458
Gas Utilities - 0.0%
Atmos Energy Corp.	40,560	4,619,378
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	87,691	3,472,564
The AES Corp.	230,061	3,759,197
		7,231,761
Multi-Utilities - 1.2%
Ameren Corp.	84,501	6,764,305
CenterPoint Energy, Inc.	172,422	5,203,696
CMS Energy Corp.	97,575	6,239,921
Consolidated Edison, Inc.	114,641	10,830,135
Dominion Energy, Inc.	283,471	22,972,490
DTE Energy Co.	63,206	8,403,870
NiSource, Inc.	129,325	3,869,404
Public Service Enterprise Group, Inc.	174,453	10,830,042
Sempra Energy	94,706	13,979,553
WEC Energy Group, Inc.	108,818	10,348,592
		99,442,008
Water Utilities - 0.1%
American Water Works Co., Inc.	62,195	7,726,485

TOTAL UTILITIES		305,795,090

TOTAL COMMON STOCKS
(Cost $3,899,204,670)		8,518,971,150
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
United States Treasury, yield at date of purchase 1.7% to 1.82% 12/19/19 to 3/19/20 (c)
(Cost $1,788,976)	1,800,000	1,788,963
	Shares	Value

Money Market Funds - 1.2%
Fidelity Cash Central Fund 1.96% (d)	27,016,286	$27,021,690
Fidelity Securities Lending Cash Central Fund 1.96% (d)(e)	76,948,609	76,956,304
TOTAL MONEY MARKET FUNDS
(Cost $103,972,514)		103,977,994
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $4,004,966,160)		8,624,738,107
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(73,302,247)
NET ASSETS - 100%		$8,551,435,860

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	232	Dec. 2019	$34,550,600	$(273,340)	$(273,340)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,562,828.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,188,328
Fidelity Securities Lending Cash Central Fund	290,268
Total	$1,478,596

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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